Other receivable	12 Months Ended
Sep. 30, 2025
Other receivable
Other receivable

Note 6 – Other receivable

On September 25, 2024, the Company, through its wholly owned subsidiaries in China, Zhejiang CN Energy and Manzhouli CN Energy, entered into a Share Transfer Agreement (the “Agreement No. 2”) with Xinbaocheng Industrial Group Co., Ltd. (“Xinbaocheng”). Pursuant to the Agreement No. 2, Zhejiang CN Energy agreed to transfer 90% of its equity in CN Energy Development and its subsidiaries (Khingan Forasen and Zhongxing Energy), and Manzhouli CN Energy agreed to transfer its 10% of equity in CN Energy Development to Shanghai Xinbaocheng Industrial Group Co., Ltd. (“Xinbaocheng”) for a total purchase price of RMB138,204,751 ($19,694,019), which shall be paid by Xinbaocheng in installments according to the schedules set forth in the Agreement. Consideration of RMB6,910,238 ($984,701) was received in September 2024 and RMB131,294,513 (equivalent to $18,442,831 and $18,709,318 as of September 30, 2025 and 2024, respectively) was outstanding since September 2024, the Company made estimation of the collectability and made 100% allowance for credit losses.

	As of	As of
	September 30,	September 30,
	2025	2024
Other receivable	$18,442,831	$18,709,318
Less: allowance for credit losses	(18,442,831)	-
Other receivable, net	-	$18,709,318

The movement of allowance for credit losses was as follows:

	For the	For the
	year ended	year ended
	September 30,	September 30,
	2025	2024
Balance as of beginning of year	-	-
Addition	18,203,745	-
Translation adjustments	239,086
Balance as of end of year	$18,442,831	-